Commitments and Contingencies (Tables)	12 Months Ended
Sep. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Future Operating Lease Payments
The following table summarizes the future minimum lease payments due under operating leases as of September 30, 2018 (in thousands):

Year ending September 30,
2019	$1,316
2020	1,382
2021	1,017
2022	1,070
2023	1,037
Thereafter	1,300
Total	$7,122